CONVERTIBLE NOTES - Summary of Convertible Notes Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2025 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 13, 2023 USD ($)	Mar. 31, 2021 USD ($)	Mar. 17, 2021 USD ($)
CONVERTIBLE NOTES
Conversion of convertible notes into ordinary shares, Principal		¥ (52,418,000)	¥ (98,428,000)
Conversion of convertible notes into ordinary shares, Accrued Interest		(1,046,000)	(14,494,000)
Exchange rate change on convertible notes' face value		(289,000)
Amortization of debt discount premium (Interest Expenses)	$ 2,300,000	16,300,000	31,800,000	¥ 31,200,000
March Note
CONVERTIBLE NOTES
Principal amount | $							$ 20,000,000				$ 20,000,000	$ 20,000,000
November Note
CONVERTIBLE NOTES
Principal amount | $									$ 6,000,000
February Note
CONVERTIBLE NOTES
Principal amount | $						$ 3,300,000
September Note
CONVERTIBLE NOTES
Principal amount | $					$ 8,800,000
Convertible Notes Payable, Net
CONVERTIBLE NOTES
Principal amount		48,152,000						¥ 43,061,000		$ 6,000,000
Accrued Interest		3,118,000						1,480,000
Modified the CB principal			2,989,000
Repayment of convertible notes, Principal amount								(38,170,000)
Repayment of convertible notes, Accrued interest								(3,590,000)
Exchange rate change on convertible notes' face value		(289,000)	¥ 3,653,000
Convertible Notes Payable, Net | March Note
CONVERTIBLE NOTES
Principal amount								129,956,000
Accrued Interest								18,084,000
Convertible Notes Payable, Net | November Note
CONVERTIBLE NOTES
Principal amount		43,061,000						43,061,000
Accrued Interest		2,044,000						1,480,000
Convertible Notes Payable, Net | February Note
CONVERTIBLE NOTES
Principal amount		23,674,000
Accrued Interest		1,091,000
Convertible Notes Payable, Net | September Note
CONVERTIBLE NOTES
Principal amount		62,573,000
Accrued Interest		1,029,000
Convertible Notes Payable, Net | Total
CONVERTIBLE NOTES
Principal amount		76,601,000						43,061,000
Accrued Interest		3,118,000						¥ 1,480,000
Convertible Notes Payable, Net | Less: Debt Discount
CONVERTIBLE NOTES
Less: Debt Discount		¥ (28,449)